Amounts Payable To Transit Operators (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Amounts Payable to Transit Operators [Line Items]
Schedule of accounts payable and accrued expenses

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Accounts payable	$1,214	$910	$1,543
Payable to benefit providers and transit agencies	7,908	6,491	17,121
Accrued payables	4,224	5,843	5,288
Accrued compensation and related benefits	6,378	6,926	7,651
Other accrued expenses	987	792	1,726
Deferred revenue	189	453	2,042

Accounts payable and accrued expenses	$20,900	$21,415	$35,371